Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Intangible assets
Database
$
Cost at:
December 31, 2021	1,837,500
December 31, 2022	1,837,500
December 31, 2023	1,837,500

Accumulated amortization at:
December 31, 2021	298,252
Additions	183,539
December 31, 2022	481,791
Additions	183,539
December 31, 2023	665,330

Net book value at:
December 31, 2022	1,355,709
December 31, 2023	1,172,170